MATERIAL ACCOUNTING POLICY INFORMATION, ESTIMATES AND JUDGMENTS (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of subsidiaries [line items]
Goodwill	$ 0	$ 0
Sierra Madre Gold And Silver Ltd [Member]
Disclosure of subsidiaries [line items]
Holding interest percentage in subsidiary	28.00%
Silver Storm Mining Ltd [Member]
Disclosure of subsidiaries [line items]
Holding interest percentage in subsidiary	19.00%